FINANCIAL INSTRUMENTS AND RISK (Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness	$ 39,464	$ 48,096
Convertible debentures	1,387,624
Promissory note payable	1,780,822
Loans payable	1,106,222
Loans from related parties	2,109,780	1,340,650
Bonds payable	865,937
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness	39,464
Accounts payable	3,705,748
Interest payable	903,086
Convertible debentures	1,387,624
Promissory note payable	1,780,822
Loans payable	1,106,222
Loans from related parties	2,109,780
Bonds payable	865,937
Total	11,898,683
Contractual cash flows [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness	39,464
Accounts payable	3,705,748
Interest payable	903,086
Convertible debentures	1,500,000
Promissory note payable	1,780,822
Loans payable	1,106,222
Loans from related parties	2,109,780
Bonds payable
Total	11,145,122
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness
Accounts payable
Interest payable
Convertible debentures
Promissory note payable
Loans payable
Loans from related parties
Bonds payable
Total
1 - 3 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness
Accounts payable
Interest payable
Convertible debentures
Promissory note payable
Loans payable
Loans from related parties
Bonds payable	966,300
Total	966,300
4 - 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness
Accounts payable
Interest payable
Convertible debentures
Promissory note payable
Loans payable
Loans from related parties
Bonds payable
Total
After 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank indebtedness
Accounts payable
Interest payable
Convertible debentures
Promissory note payable
Loans payable
Loans from related parties
Bonds payable
Total